UNAUDITED CONDENSED BALANCE SHEET - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 53,534,000	$ 38,618,000	$ 21,424,000
Prepaid expenses	6,346,000	3,276,000	2,736,000
Accounts receivable, net	27,028,000	20,787,000	6,846,000
Inventory	21,701,000	17,628,000	6,286,000
Deferred cost of revenue, current portion	7,645,000	6,782,000	2,120,000
Prepaid expenses and other current assets	11,220,000	3,840,000	3,507,000
Total current assets	121,128,000	87,655,000	40,183,000
Property and equipment, net	1,292,000	847,000	746,000
Deferred offering costs	13,394,000	10,072,000	4,875,000
Goodwill	4,162,000	4,162,000	0
Other long-term assets	1,281,000	1,113,000	1,651,000
Total assets	141,257,000	103,849,000	47,455,000
Current liabilities:
Accounts payable	4,864,000	2,275,000	1,676,000
Accrued expenses and other current liabilities	7,769,000	9,555,000	6,628,000
Deferred revenue, current portion	35,066,000	19,348,000	5,347,000
Current portion of long-term debt	1,652,000	1,651,000	7,640,000
Total current liabilities	49,351,000	32,829,000	21,291,000
Revolving line of credit		0	4,802,000
Long-term debt, net	2,343,000	3,169,000	4,812,000
Deferred revenue	39,439,000	34,153,000	13,736,000
Other long-term liabilities	273,000	516,000	1,037,000
Total liabilities	91,406,000	70,667,000	45,678,000
Commitments and Contingencies
Convertible preferred stock	146,225,000	111,432,000
Stockholders' Equity:
Common stock	0	0	0
Additional paid-in capital	5,416,000	4,157,000	1,104,000
Accumulated deficit	(101,960,000)	(82,642,000)	(45,533,000)
Accumulated other comprehensive income (loss)	170,000	235,000	0
Total stockholders' deficit	(96,374,000)	(78,250,000)	(44,429,000)
Total Liabilities and Stockholders' Equity	141,257,000	103,849,000	47,455,000
Convertible Preferred Stock
Current liabilities:
Convertible preferred stock	146,225,000	111,432,000	$ 46,206,000
Fifth Wall Acquisition Corp [Member]
Current assets:
Cash	655,155
Cash and cash equivalents	655,155	0
Prepaid expenses	1,352,970
Total current assets	2,008,125
Investments held in Trust Account	345,016,945
Deferred offering costs		153,990
Total assets	347,025,070	153,990
Current liabilities:
Accounts payable	337,050	38,045
Accrued expenses and other current liabilities	2,119,806	97,289
Due to related party	15,080
Franchise tax payable	97,759	175
Total current liabilities	2,569,695	135,509
Deferred underwriting commissions	12,075,000
Total liabilities	14,644,695	135,509
Commitments and Contingencies
Convertible preferred stock	327,380,370
Stockholders' Equity:
Additional paid-in capital	8,271,907	24,137
Accumulated deficit	(3,273,046)	(6,519)
Total stockholders' deficit	5,000,005	18,481
Total Liabilities and Stockholders' Equity	347,025,070	153,990
Fifth Wall Acquisition Corp [Member] | Class A Common Stock [Member]
Stockholders' Equity:
Common stock	281
Total stockholders' deficit	281	0
Fifth Wall Acquisition Corp [Member] | Class B Common Stock [Member]
Stockholders' Equity:
Common stock	863	863
Total stockholders' deficit	$ 863	$ 863